Investments Accounted for Using Equity Method - Schedule of Investments Accounted for Equity Method (Details) - 12 months ended Sep. 30, 2025	HKD ($)	USD ($)
Schedule of Investments Accounted for Equity Method [Abstract]
At the beginning of the financial year
Investment in equity accounted investment	6,000	771
Loss from equity accounted investments, related impairments and expenses	(6,000)	(771)
At the end of the financial year